Summary of Significant Accounting Policies (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 entity	Dec. 31, 2013	Dec. 31, 2012
Basis of presentation and consolidation, information pertaining to Company or its subsidiaries
Number of entities in which the Company has variable interest but is not the primary beneficiary	0
Convenience translation
Rate for translation of balances of financial statements from RMB to US$	6.2046
Accounts receivable and allowance for doubtful accounts
Allowance for doubtful accounts	1,130	0	110
Office building
Investments in real estate
Estimated useful lives	30 years
Office building improvements
Investments in real estate
Estimated useful lives	10 years
Computer and software
Investments in real estate
Estimated useful lives	3 years
Furniture, fixtures and other equipment
Investments in real estate
Estimated useful lives	3 years
Motor vehicles
Investments in real estate
Estimated useful lives	4 years